Loans (Classification of Loans By Class) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	$ 756,646	$ 672,028
SBA loans held for sale	5,179	6,673
Total loans	761,825	678,701
Small Business Administration Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	40,401	48,918
Small Business Administration, 504 Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	34,322	31,564
Commercial Other Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	40,607	37,611
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	339,693	317,471
Commercial Real Estate Construction Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	21,649	8,258
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	220,878	182,067
Consumer Home Equity Line Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	41,451	43,704
Consumer Other Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	$ 17,645	$ 2,435